Financial instruments (Details 25) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment
Financial assets, at fair value	$ 249
Shares [Member]
Investment
Financial assets, at fair value	9,159
Forwards [Member]
Investment
Financial assets, at fair value	2,744	$ 924
Non-hedging derivatives
Financial liabilities, at fair value	5,534	871
Options [Member]
Investment
Financial assets, at fair value	110	426
Non-hedging derivatives
Financial liabilities, at fair value	445	363
Swaps [Member]
Investment
Financial assets, at fair value	3,184	2,745
Swaps [Member]
Investment
Financial assets, at fair value	8,726	8,090
Others [Member]
Investment
Financial assets, at fair value		2,809
Non-hedging derivatives
Financial liabilities, at fair value	5,945	16,041
Swaps [Member]
Investment
Financial assets, at fair value		6,879
Non-hedging derivatives
Financial liabilities, at fair value	37,287	50,713
Investment SQM Australia [Member]
Investment
Financial assets, at fair value	24,746
Deposits, more than 90 days [Member]
Investment
Financial assets, at fair value	360,941	284,159
Bank loans [Member]
Non-hedging derivatives
Financial liabilities, at fair value	163,568	101,270
Non guaranteed bonds [Member]
Non-hedging derivatives
Financial liabilities, at fair value	1,039,956	1,103,324
Level 1 [member]
Investment
Financial assets, at fair value	0
Level 1 [member] | Shares [Member]
Investment
Financial assets, at fair value	9,159
Level 1 [member] | Forwards [Member]
Investment
Financial assets, at fair value	0	0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 1 [member] | Options [Member]
Investment
Financial assets, at fair value	0	0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 1 [member] | Swaps [Member]
Investment
Financial assets, at fair value	0	0
Level 1 [member] | Swaps [Member]
Investment
Financial assets, at fair value	0	0
Level 1 [member] | Others [Member]
Investment
Financial assets, at fair value		0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 1 [member] | Swaps [Member]
Investment
Financial assets, at fair value		6,879
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 1 [member] | Investment SQM Australia [Member]
Investment
Financial assets, at fair value	24,746
Level 1 [member] | Bank loans [Member]
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 1 [member] | Non guaranteed bonds [Member]
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 2 [member]
Investment
Financial assets, at fair value	249
Level 2 [member] | Shares [Member]
Investment
Financial assets, at fair value	0
Level 2 [member] | Forwards [Member]
Investment
Financial assets, at fair value	2,744	924
Non-hedging derivatives
Financial liabilities, at fair value	5,534	871
Level 2 [member] | Options [Member]
Investment
Financial assets, at fair value	110	426
Non-hedging derivatives
Financial liabilities, at fair value	445	363
Level 2 [member] | Swaps [Member]
Investment
Financial assets, at fair value	3,184	2,745
Level 2 [member] | Swaps [Member]
Investment
Financial assets, at fair value	8,726	8,090
Level 2 [member] | Others [Member]
Investment
Financial assets, at fair value		2,809
Non-hedging derivatives
Financial liabilities, at fair value	5,945	16,041
Level 2 [member] | Swaps [Member]
Investment
Financial assets, at fair value		0
Non-hedging derivatives
Financial liabilities, at fair value	37,287	50,713
Level 2 [member] | Investment SQM Australia [Member]
Investment
Financial assets, at fair value	0
Level 2 [member] | Deposits, more than 90 days [Member]
Investment
Financial assets, at fair value	360,941	284,159
Level 2 [member] | Bank loans [Member]
Non-hedging derivatives
Financial liabilities, at fair value	163,568	101,270
Level 2 [member] | Non guaranteed bonds [Member]
Non-hedging derivatives
Financial liabilities, at fair value	1,039,956	1,103,324
Level 3 [member]
Investment
Financial assets, at fair value	0
Level 3 [member] | Shares [Member]
Investment
Financial assets, at fair value	0
Level 3 [member] | Forwards [Member]
Investment
Financial assets, at fair value	0	0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 3 [member] | Options [Member]
Investment
Financial assets, at fair value	0	0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 3 [member] | Swaps [Member]
Investment
Financial assets, at fair value	0	0
Level 3 [member] | Swaps [Member]
Investment
Financial assets, at fair value	0	0
Level 3 [member] | Others [Member]
Investment
Financial assets, at fair value		0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 3 [member] | Swaps [Member]
Investment
Financial assets, at fair value		0
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 3 [member] | Investment SQM Australia [Member]
Investment
Financial assets, at fair value	0
Level 3 [member] | Deposits, more than 90 days [Member]
Investment
Financial assets, at fair value	0	0
Level 3 [member] | Bank loans [Member]
Non-hedging derivatives
Financial liabilities, at fair value	0	0
Level 3 [member] | Non guaranteed bonds [Member]
Non-hedging derivatives
Financial liabilities, at fair value	$ 0	$ 0